Taxes on Income	12 Months Ended
Dec. 31, 2017
Taxes on Income [Abstract]
TAXES ON INCOME

NOTE 8 - TAXES ON INCOME

a.	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Company is an “industrial company”, as defined by this law. As such, the Company is entitled to claim depreciation at increased rates for equipment used in industrial activity, as stipulated by regulations published under the inflationary adjustments law.

b.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the “Investment Law”):

1)	Tax benefits prior to the 2011 Amendment

Substantially all of the Company’s production facilities have been granted “Approved Enterprise” status under the above law (including Amendment No. 60 to the law that was published in April 2005). Income derived from the approved enterprise was tax exempt for a period of ten years commencing in the first year in which the Company earned taxable income from the approved enterprise (provided the maximum period to which it is restricted by law has not elapsed).

According to the above law, in the event of distribution of cash dividends from income that was tax exempt as above, the Company would have to pay the 25% tax in respect of the amount distributed.

The entitlement to the above benefits was conditional upon the Company’s fulfilling the conditions stipulated by the above law, regulations published thereunder and the certificate of approval for the specific investments in approved enterprises. In the event of failure to comply with these conditions, the benefits may be cancelled and the Company may be required to refund the amount of the benefits, in whole or in part, with the addition of linkage differences to the Israeli CPI and interest.

2)	Tax benefits under the 2011 Amendment

On January 6, 2011 an amendment (Amendment No. 68) to the Investment Law (the “2011 Amendment”) was published. The 2011 Amendment significantly revised the tax incentive regime in Israel, commencing on January 1, 2011.

The 2011 Amendment introduced a new status of “Preferred Enterprise”. Similarly to the “Approved Enterprise” status, a Preferred Company is an industrial company meeting certain conditions (including a minimum threshold of 25% export). However, under the 2011 Amendment the requirement for a minimum investment in productive assets in order to be eligible for the benefits granted under the Investments Law as with respect to “approved enterprise” status was cancelled. Dividends distributed from income which is attributed to a “Preferred Enterprise” will be subject to withholding tax at source at the following rates: (i) Israeli resident corporations - 0%, (ii) Israeli resident individuals – 15% (iii) non-Israeli residents - 15%, subject to a reduced tax rate under the provisions of an applicable double tax treaty.

On July 30, 2013 the Israeli Parliament passed a Law for the change in the order of National Priorities (Legislative amendments to achieve budget objectives for 2013 and 2014),  2013. As part of the legislation, the Investment Law was amended so that the tax rate applicable to a “Preferred Enterprise” in this period in Development Area A will be 9% and the tax rate in other parts of the country will be 16%. Similarly, it was determined that the tax rate on dividends distributed to individuals and foreign residents out of preferred income will be increased to 20% as from January 1, 2014 as opposed to the current rate of 15%.

The following table summarizes the reduced flat tax rate with respect to the income attributed to the Preferred Enterprise:

Tax Year	Development Region “A”	Other Areas within Israel

2011-2012	10%	15%

2013	7%	12.5%

2014 and thereafter	9%	16%

The Company is located in Development Region “A” and during 2011 had chosen the status of the 2011 Amendment.

If only a portion of the Company’s capital investments is approved, its effective tax rate will be the result of a weighted combination of the applicable rates. The tax benefits from any certificate of approval relate only to taxable income attributable to the specific “Preferred Enterprise”. Income derived from activity that is not integral to the activity of the “Preferred Enterprise” will not enjoy tax benefits. The Company’s entitlement to the above benefits is subject to fulfillment of certain conditions under the Investment Law and related regulations.

During 2013, the Company applied for a tax ruling with respect to 2012 and future years. During 2014, the Company obtained the ruling, which provides that the portion of the income attributed to the “Preferred Enterprise” (and thereby subject to lower tax rates) will be calculated each year based on, among other things, the ratio between the number of the employees in Israel and abroad. According to the ruling, the tax rate on income in Israel in the year ended December 31, 2016 was approximately 22%.

c.	Tax benefits:

On February 18, 2018 the Company received a status of “Technologic Preferred Enterprise”  as defined under the Encouragement of Capital Investment Law -1959 (the “Approval”). In accordance with the Approval, starting 2017 until 2021, revenues originating from granting the right of use as defined in the Approval, will be defined as Technologic Preferred Revenue, as defined under the Law, and will be subject to tax rate of  7.5%.

d.	Other applicable tax rates:

1)	Income from other sources in Israel

In January 2016, a legislation to amend the corporate income tax law was published. The legislation determined a decrease of the corporate income tax law as of January 1, 2016 to 25% (1.5% decrease).

In December 2016, a legislation to amend the corporate income tax law was published. The legislation determined a decrease of the corporate income tax law as of January 1, 2017 to 24% and another decrease of the corporate income tax law as of January 1, 2018 to 23%.

2)	Income of non-Israeli subsidiaries

Non-Israeli subsidiaries are taxed according to tax laws in their countries of residence.

e.	Deferred income taxes:

		December 31
		2 0 1 7	2 0 1 6
		U.S. dollars in thousands
1)	Provided in respect of the following:

	Research and development expenses	$23	$51
	Carryforward tax losses	1,738	1,867
	Other	9	44
	Less - valuation allowance	(1,738)	(1,867)
		$32	$95

In fiscal year 2016 the Company adopted ASU No. 2015-17, “Balance Sheet Classification of Deferred Taxes”. Upon retrospectively adoption the Company included its current deferred income tax assets with its noncurrent deferred income tax assets; no adjustments were made to deferred tax liabilities.

2)	As of December 31, 2017, the carryforward tax losses are related mainly to the Company’s subsidiaries (in the U.S. and U.K.) and amounted to approximately $5.2 million. The Company has provided valuation allowance in respect of deferred tax assets resulting from carryforward tax losses of the Company’s subsidiaries. Management currently believes that it is more likely than not that those deferred tax losses will not be realized in the foreseeable future.

f.	Taxes on income included in the statements of operations:

1)	As follows:

	Years ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5
	U.S. dollars in thousands

Current:
In Israel	$491	$945	$1,283
Outside Israel	43	78	99
	534	1,023	1,382
Taxes in respect of previous years	-	-	(52)
Deferred taxes in Israel	63	146	(46)
	$597	$1,169	$1,284

2)	Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rates applicable to companies in Israel (see c. above), and the actual tax expense:

	Years ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5
	U.S. dollars in thousands

Income before taxes on income, as reported in the statements of operations*	$6,209	$5,372	$6,302

Theoretical tax expense	1,428	1,343	1,670
Less - tax benefits arising from approved
enterprise status, see a. above	(1,110)	(208)	(271)
	318	1,135	1,399
Increase (decrease) in taxes resulting from permanent differences:
Disallowable deductions	41	42	42
Taxes in respect of previous years	-	-	(52)
Changes in valuation allowance	244	373	(747)
Changes in taxes resulting from computation of deferred taxes at a rate which is different from the theoretical rate and other	(6)	(381)	642
Taxes on income for the reported years:	$597	$1,169	$1,284

* As follows:
Taxable in Israel	$5,162	$4,406	$5,346
Taxable outside Israel	1,047	966	956
	$6,209	$5,372	$6,302

g.	Tax assessments:

The Company has received final assessments from the tax authorities, through the year ended December 31, 2011. The subsidiaries, except Omni, have not been assessed since incorporation. Omni has received final tax assessments through tax year 2006.

h.	Sale of S.C. Dirot COMP S.R.L (“DIROT”):

In April 2017, the Company sold its holdings in “DIROT” for EUR 1,100 thousand. Following the sale, the Company recognized a capital gain, which was partialy offset against carryforward capital losses from previous years.